Leases - Schedule of components of lease expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 39,371,454	¥ 39,693,063
Interest of lease liabilities	1,833,789	3,820,727
Expenses for short-term leases within 12 months	6,093,217	423,271
Total lease cost	¥ 47,298,460	¥ 43,937,061